ASSET RETIREMENT OBLIGATIONS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligation, revision of estimate		$ 371,212	$ (117,921)
Asset retirement obligation, revision of estimate		(371,212)	117,921
Reclamation deposits	$ 145,000	145,000	144,847
Forfeiture of reclamation deposit			$ 50,165